HARRISON STREET INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited)
Number of Shares		Value
Private Investment Funds(a) - 10.1%
	Diversified – 10.1%
—	AIGA Climate Fund I LP(b)	$6,914,230
—	DigitalBridge Credit II (Onshore) LP(c)	7,300,365
—	Nuveen Energy & Power Infrastructure(d)	7,298,238
—	Post Road Special Opportunity Fund III(e)	5,601,649
—	QIC Infrastructure Debt Fund II(f)	10,110,681
	Total Private Investment Funds	37,225,163
	(Cost $39,079,295)
Common Stocks - 0.3%
	Airport Develop/Maintenance – 0.0%
1,553	Aena SME S.A. (Spain)(g)	47,324
717	Japan Airport Terminal Co., Ltd. (Japan)	22,369
		69,693
	Building-Heavy Constructions – 0.0%
765	Cellnex Telecom S.A. (Spain)(g)	22,870
	Electric-Distribution – 0.0%
2,505	National Grid, PLC (United Kingdom)	41,316
467	Sempra	43,296
		84,612
	Electric-Generation – 0.0%
901	SSE, PLC (United Kingdom)	29,068
32	Talen Energy Corp.(h)	12,297
		41,365
	Electric-Integrated – 0.1%
408	Alliant Energy Corp.	31,127
730	CenterPoint Energy, Inc.	32,149
517	FirstEnergy Corp.	24,578
134	IDACORP, Inc.	20,274
936	NextEra Energy, Inc.	82,153
1,938	PG&E Corp.	32,597
252	Pinnacle West Capital Corp.	26,964
464	Xcel Energy, Inc.	37,259
		287,101
	Electric-Transmission – 0.0%
110	Elia Group S.A. (Belgium)	17,516
	Gas-Distribution – 0.0%
1,603	Italgas SpA (Italy)	18,563
663	NiSource, Inc.	31,526
355	Southwest Gas Holdings, Inc.	31,481
		81,570
	Non-hazardous Waste Disposal – 0.0%
10,131	Cleanaway Waste Management, Ltd. (Australia)	16,494
	Pipelines – 0.1%
123	Cheniere Energy, Inc.	29,398
136	Targa Resources Corp.	36,467
750	TC Energy Corp. (Canada)	49,665
719	Williams Cos., Inc.	53,451
		168,981
	REITS-Diversified – 0.0%
474	Crown Castle Inc., REIT	35,896
26	Equinix, Inc., REIT	27,102
		62,998
Number of Shares		Value
	Transport-Rail – 0.1%
936	CSX Corp.	$44,488
1,128	Getlink SE (France)	23,977
233	Union Pacific Corp.	63,376
		131,841
	Total Common Stocks	985,041
	(Cost $869,829)
Principal Amount		Value
Corporate Debts - 2.0%
	Building Products-Cement/Aggregate – 0.0%
$23,000	Quikrete Holdings, Inc., 6.38%, 3/1/2032(g)	23,498
	Cable TV – 0.0%
17,000	Block Communications, Inc., 10.25%, 3/1/2031(g)	15,566
40,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.20%, 3/15/2028	39,499
51,856	EchoStar Corp., 6.75%, 11/30/2030(i)	52,782
		107,847
	Cable/Satellite TV – 0.2%
12,000	Cable One, Inc., 4.00%, 11/15/2030(g)	6,480
	CCO Holdings, LLC/CCO Holdings Capital Corp.
70,000	6.38%, 9/1/2029(g)	69,979
102,000	4.75%, 3/1/2030(g)	96,779
37,000	Cox Communications, Inc., 3.50%, 8/15/2027(g)	36,536
131,000	CSC Holdings, LLC, 3.38%, 2/15/2031(g)	78,200
	Directv Financing, LLC/Directv Financing Co.-Obligor, Inc.
4,000	5.88%, 8/15/2027(g)	3,997
110,000	10.00%, 2/15/2031(g)	114,207
143,000	DISH Network Corp., 11.75%, 11/15/2027(g)	147,041
74,000	Midcontinent Communications, 8.00%, 8/15/2032(g)	64,906
62,000	Sunrise FinCo I BV, 4.88%, 7/15/2031(g)	58,663
25,000	Virgin Media Secured Finance, PLC, 4.50%, 8/15/2030(g)	21,250
		698,038
	Cellular Telecom – 0.1%
12,867	Altice France S.A., 9.50%, 11/1/2029(g)	13,045
12,000	Iliad Holding SAS, 7.00%, 4/15/2032(g)	12,243
	Rogers Communications, Inc.
48,000	3.20%, 3/15/2027	47,563
81,000	7.13% (UST + 2.62%), 4/15/2055(j)	83,281
40,000	T-Mobile USA, Inc., 3.75%, 4/15/2027	39,803
		195,935
	Electric-Distribution – 0.1%
59,000	Consolidated Edison Co. of New York, Inc., 4.00%, 12/1/2028	58,421
25,000	Evergy Missouri West, Inc., 5.15%, 12/15/2027(g)	25,120
34,000	Eversource Energy, 5.45%, 3/1/2028	34,402
	Sempra
34,000	3.40%, 2/1/2028	33,375
40,000	6.88% (UST + 2.79%), 10/1/2054(j)	40,944
75,000	6.55% (UST + 2.14%), 4/1/2055(j)	75,638
48,000	XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029(g)	49,696
		317,596

HARRISON STREET INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)
Principal Amount		Value
	Electric-Generation – 0.1%
$24,994	AES Panama Generation Holdings SRL, 4.38%, 5/31/2030(g)	$23,680
	Vistra Operations Co., LLC
53,000	4.30%, 7/15/2029(g)	51,964
76,000	7.75%, 10/15/2031(g)	79,551
		155,195
	Electric-Integrated – 0.4%
38,000	AES Corp., 6.95% (UST + 2.89%), 7/15/2055(j)	37,545
41,000	Ameren Corp., 1.75%, 3/15/2028	39,103
	American Electric Power Co., Inc.
48,000	6.95% (UST + 2.68%), 12/15/2054(j)	51,398
25,000	7.05% (UST + 2.75%), 12/15/2054(j)	26,076
34,000	Black Hills Corp., 5.95%, 3/15/2028	34,694
80,000	CenterPoint Energy, Inc., 6.85% (UST + 2.95%), 2/15/2055(j)	84,125
41,000	CMS Energy Corp., 3.45%, 8/15/2027	40,536
25,000	Constellation Energy Generation, LLC, 5.60%, 3/1/2028	25,399
5,000	Consumers Energy Co., 4.65%, 3/1/2028	5,029
	Dominion Energy, Inc.
40,000	2.85%, 8/15/2026	39,913
25,000	3.38%, 4/1/2030	23,874
	DTE Energy Co.
29,000	2.95%, 3/1/2030	27,257
19,000	6.20% (UST + 1.81%), 7/1/2058(j)	19,168
59,000	Duke Energy Corp., 2.65%, 9/1/2026	58,838
45,000	Edison International, 7.88% (UST + 3.66%), 6/15/2054(j)	46,313
98,000	Emera U.S. Finance, LLC, 6.65% (UST + 2.87%), 10/1/2056(j)	99,261
	Entergy Corp.
30,000	1.90%, 6/15/2028	28,496
70,000	7.13% (UST + 2.67%), 12/1/2054(j)	72,521
85,000	Evergy, Inc., 6.65% (UST + 2.56%), 6/1/2055(j)	87,203
34,000	FirstEnergy Corp., 3.90%, 7/15/2027	33,830
41,000	Fortis, Inc./Canada, 3.06%, 10/4/2026	40,850
	NextEra Energy Capital Holdings, Inc.
40,000	1.90%, 6/15/2028	38,072
15,000	3.80% (UST + 2.55%), 3/15/2082(j)	14,772
30,000	Pacific Gas and Electric Co., 3.25%, 6/1/2031	27,705
97,000	PG&E Corp., 7.38% (UST + 3.88%), 3/15/2055(j)	98,915
48,000	Public Service Electric and Gas Co., 3.00%, 5/15/2027	47,529
49,000	Sierra Pacific Power Co., 6.20% (UST + 2.55%), 12/15/2055(j)	48,733
15,000	Southern California Edison Co., 2.85%, 8/1/2029	14,172
48,000	Southern Co., 4.85%, 6/15/2028	48,305
34,000	Southwestern Electric Power Co., 2.75%, 10/1/2026	33,872
35,000	Talen Energy Supply, LLC, 6.25%, 2/1/2034(g)	34,839
34,000	Virginia Electric and Power Co., 3.50%, 3/15/2027	33,801
48,000	WEC Energy Group, Inc., 4.75%, 1/15/2028	48,142
30,000	Wisconsin Power and Light Co., 3.00%, 7/1/2029	28,780
62,000	Xcel Energy, Inc., 5.75% (UST + 2.17%), 12/3/2056(j)	61,292
		1,500,358
Principal Amount		Value
	Gas-Distribution – 0.1%
$74,000	AltaGas, Ltd., 7.20% (UST + 3.57%), 10/15/2054(g)(j)	$77,591
53,000	CenterPoint Energy Resources Corp., 5.25%, 3/1/2028	53,722
41,000	NiSource, Inc., 3.49%, 5/15/2027	40,708
74,000	Spire, Inc., 6.45% (UST + 2.33%), 6/1/2056(j)	74,510
		246,531
	Independent Power Producer – 0.1%
	Clearway Energy Operating, LLC
73,000	3.75%, 2/15/2031(g)	67,734
25,000	5.75%, 1/15/2034(g)	24,532
	NRG Energy, Inc.
53,000	5.25%, 6/15/2029(g)	52,903
61,000	3.63%, 2/15/2031(g)	56,652
42,000	4.96%, 4/30/2031(g)	41,595
24,000	6.00%, 2/1/2033(g)	24,139
		267,555
	Machinery-Pumps – 0.0%
15,000	Flowserve Corp., 3.50%, 10/1/2030	14,170
41,000	Xylem, Inc., 1.95%, 1/30/2028	39,438
		53,608
	Non-hazardous Waste Disposal – 0.1%
52,000	GFL Environmental, Inc., 3.50%, 9/1/2028(g)	50,771
59,000	Republic Services, Inc., 2.90%, 7/1/2026	59,000
59,000	Waste Connections, Inc., 4.25%, 12/1/2028	58,662
59,000	Waste Management, Inc., 3.15%, 11/15/2027	58,148
50,000	Wrangler Holdco Corp., 6.63%, 4/1/2032(g)	51,296
		277,877
	Oil Refining & Marketing – 0.0%
	Sunoco LP
74,000	4.50%, 10/1/2029(g)	71,949
2,000	5.63%, 3/15/2031(g)	1,986
46,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/2029	45,087
		119,022
	Oil-Field Services – 0.0%
50,000	USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/2033(g)	49,594
	Pipelines – 0.6%
98,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/2029(g)	97,739
59,000	Boardwalk Pipelines LP, 4.45%, 7/15/2027	58,933
76,000	Buckeye Partners LP, 4.13%, 12/1/2027	75,053
48,000	Cheniere Corpus Christi Holdings, LLC, 5.13%, 6/30/2027	48,127
41,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	40,922
40,000	Columbia Pipelines Holding Co., LLC, 6.04%, 8/15/2028(g)	41,034
48,000	DCP Midstream Operating LP, 5.63%, 7/15/2027	48,453
14,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.88%, 6/1/2034(g)	13,941
40,000	DT Midstream, Inc., 4.13%, 6/15/2029(g)	39,227
	Enbridge, Inc.
59,000	3.70%, 7/15/2027	58,614
116,000	7.63% (UST + 4.42%), 1/15/2083(j)	125,847

HARRISON STREET INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)
Principal Amount		Value
	Pipelines - (continued)
	Energy Transfer LP
$40,000	5.55%, 2/15/2028	$40,555
49,000	6.50% (UST + 2.68%), 2/15/2056(j)	49,437
60,000	6.94% (3-Month SOFR + 3.28%), 11/1/2066(k)	59,938
	Enterprise Products Operating, LLC
10,000	4.60%, 1/11/2027	10,015
40,000	3.95%, 2/15/2027	39,905
24,000	6.70% (3-Month SOFR + 3.04%), 6/1/2067(j)	23,963
40,000	5.25% (3-Month SOFR + 3.30%), 8/16/2077(j)	39,861
36,000	5.38% (3-Month SOFR + 2.83%), 2/15/2078(j)	35,897
22,000	Excelerate Energy LP, 8.00%, 5/15/2030(g)	23,211
70,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 5/15/2032	72,221
5,000	Global Partners LP/GLP Finance Corp., 8.25%, 1/15/2032(g)	5,239
25,000	Harvest Midstream I LP, 6.75%, 5/15/2034(g)	25,364
70,000	Hess Midstream Operations LP, 5.50%, 10/15/2030(g)	69,879
40,000	Kinder Morgan, Inc., 4.30%, 3/1/2028	39,860
99,000	Kinetik Holdings LP, 5.88%, 6/15/2030(g)	99,645
15,000	Midwest Connector Capital Co., LLC, 4.63%, 4/1/2029(g)	14,916
41,000	MPLX LP, 4.00%, 3/15/2028	40,632
45,000	NuStar Logistics LP, 5.63%, 4/28/2027	45,142
40,000	ONEOK, Inc., 5.38%, 6/1/2029	40,679
47,000	Plains All American Pipeline LP, 8.02% (3-Month SOFR + 4.37%), 11/15/2173(j)	47,159
50,000	Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	48,173
50,000	Rockies Express Pipeline, LLC, 4.95%, 7/15/2029(g)	49,375
89,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (UST + 3.67%), 3/1/2055(j)	95,100
48,000	South Bow USA Infrastructure Holdings, LLC, 4.91%, 9/1/2027	48,138
12,000	Summit Midstream Holdings, LLC, 8.63%, 10/31/2029(g)	12,512
76,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(g)	76,071
30,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 2/1/2031	29,920
99,000	TransCanada PipeLines, Ltd., 6.13% (UST + 2.25%), 10/17/2056(j)	100,120
59,000	Transcontinental Gas Pipe Line Co., LLC, 4.00%, 3/15/2028	58,419
41,000	Venture Global Calcasieu Pass, LLC, 3.88%, 11/1/2033(g)	36,574
	Venture Global LNG, Inc.
39,000	7.00%, 1/15/2030(g)	39,795
37,000	8.38%, 6/1/2031(g)	38,497
	Venture Global Plaquemines LNG, LLC
65,000	7.50%, 5/1/2033(g)	71,370
13,000	6.50%, 1/15/2034(g)	13,552
25,000	6.50%, 6/15/2034(g)	26,062
59,000	Western Midstream Operating LP, 4.75%, 8/15/2028	58,892
Principal Amount		Value
	Pipelines - (continued)
	Whistler Pipeline, LLC
$25,000	5.40%, 9/30/2029(g)	$25,393
11,000	5.70%, 9/30/2031(g)	11,305
		2,310,676
	REITS-Diversified – 0.0%
34,000	American Tower Corp., REIT, 5.25%, 7/15/2028	34,415
5,000	Crown Castle, Inc., REIT, 4.00%, 3/1/2027	4,988
41,000	Digital Realty Trust LP, REIT, 3.70%, 8/15/2027	40,653
10,000	Equinix, Inc., REIT, 1.80%, 7/15/2027	9,726
		89,782
	Retail-Propane Distribution – 0.0%
36,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 4/1/2029(g)	35,044
82,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/2031(g)	77,777
25,000	Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/2029(g)	24,253
		137,074
	Telecom Service – 0.1%
83,000	Bell Telephone Co. of Canada or Bell Canada, 6.88% (UST + 2.39%), 9/15/2055(j)	84,884
47,000	Fibercop S.p.A., 6.38%, 11/15/2033(g)	47,145
70,000	GCI, LLC, 4.75%, 10/15/2028(g)	66,773
23,000	Sable International Finance, Ltd., 7.13%, 10/15/2032(g)	22,887
34,000	TELUS Corp. 3.70%, 9/15/2027	33,630
81,000	7.00% (UST + 2.71%), 10/15/2055(j)	83,978
36,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital, LLC, 8.63%, 6/15/2032(g)	37,749
110,000	Windstream Services, LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/2031(g)	116,064
		493,110
	Telephone-Integrated – 0.1%
41,000	British Telecommunications, Ltd., 5.13%, 12/4/2028	41,338
113,000	Level 3 Financing, Inc., 6.88%, 6/30/2033(g)	116,169
12,000	Sprint Capital Corp., 6.88%, 11/15/2028	12,577
61,000	Telecom Italia Capital SA, 6.38%, 11/15/2033	63,859
35,000	Verizon Communications, Inc., 4.33%, 9/21/2028	34,909
		268,852
	Television – 0.0%
40,000	Videotron, Ltd., 3.63%, 6/15/2029(g)	38,615
	Transport-Rail – 0.0%
25,000	Burlington Northern Santa Fe, LLC, 6.75%, 3/15/2029	26,352
40,000	Canadian Pacific Railway Co., 1.75%, 12/2/2026	39,610
59,000	CSX Corp., 2.60%, 11/1/2026	58,696
25,000	Norfolk Southern Corp., 7.25%, 2/15/2031	27,641
		152,299
	Total Corporate Debts	7,503,062
	(Cost $7,461,844)

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)
Number of Shares		Value
Warrants(a) - 0.0%
Diversified – 0.0%
111,000	Spearmint Renewable Development Company, LLC, 2/19/2033(h)(l)	$—
144,905	Spearmint Renewable Development Company, LLC, 6/3/2034(h)(l)	—
—
Transportation – EV and Other Infrastructure – 0.0%
150	Highland Electric Fleets, Inc., 11/25/2030(h)	—
	Total Warrants	—
(Cost $0)
Principal Amount		Value
Hybrid Debt Investments(m) - 9.4%
	Midstream – Floating Production System – 0.5%
$1,968,867	Third Coast Infrastructure, LLC, 6.89% (1-Month SOFR + 3.25%), 9/25/2030(k)	1,983,329
	Midstream – Liquefied Natural Gas – 1.3%
4,620,940	Freeport LNG Investments, LLLP, 6.93% (3-Month SOFR + 3.25%), 1/31/2033(k)	4,635,380
	Midstream – Water Solutions – 0.8%
2,992,500	NGL Energy Operating, LLC, 7.12% (1-Month SOFR + 3.50%), 3/11/2033(k)	3,008,001
	Pipelines – 1.1%
4,000,000	Pelican Pipeline, LLC, 6.48% (1-Month SOFR + 2.75%), 3/25/2033(k)	4,010,000
	Power – Conventional Generation – 5.7%
3,474,423	Birdsboro Power, LLC, 6.98% (1-Month SOFR + 3.25%), 10/8/2032(k)	3,478,766
3,000,000	Clean Energy Future-Trumbull, LLC, 6.73% (1-Month SOFR + 3.00%), 4/29/2033(k)	3,013,125
875,385	CPV Shore Holdings, LLC, 6.98% (1-Month SOFR + 3.25%), 2/4/2032(k)	879,761
4,523,590	Eastern Power, LLC, 8.39% (1-Month SOFR + 4.75%), 4/3/2029(k)	4,550,257
924,843	Hill Top Energy Center, LLC, 6.48% (1-Month SOFR + 3.25%), 6/28/2032(k)	927,877
2,500,000	MPH GridFlex, LLC, 7.14% (1-Month SOFR + 3.50%), 5/13/2033(k)	2,506,250
5,428,409	West Deptford Energy Holdings, LLC, 7.64% (1-Month SOFR + 4.00%), 7/26/2032(k)	5,428,409
		20,784,445
	Total Hybrid Debt Investments	34,421,155
	(Cost $34,219,340)
Private Debts(a)(l) - 98.8%
	Digital Infrastructure – Data Center – 12.4%
8,865,846	MECP1 Reno 1, LLC, 7.39% (1-Month SOFR + 3.75%), 12/17/2028(k)	8,297,545
11,134,154	MECP1 Reno 1, LLC, Unfunded, 1.13%, 12/17/2028(n)	(713,699)
10,383,769	Steamboat Property Owner, LLC, 7.90% (1-Month SOFR + 4.25%), 10/3/2028(k)	9,803,316
Principal Amount		Value
	Digital Infrastructure – Data Center - (continued)
$9,616,231	Steamboat Property Owner, LLC, Unfunded, 0.80%, 4/3/2028(n)	$(537,547)
19,092,767	VCRDX Data Center 1, LLC, 9.23% (3-Month SOFR + 5.50%), 6/27/2029(i)(k)(o)	19,106,132
10,000,000	VDC OH11 Holdco, LLC, 8.85%, 9/18/2030	9,870,000
		45,825,747
	Digital Infrastructure – Data Center Services – 3.1%
	CoreWeave CAC IV, LLC
470,426	9.73% (3-Month SOFR + 6.00%), 6/28/2029(k)	474,707
704,330	9.67% (3-Month SOFR + 6.00%), 7/26/2029(k)	710,739
1,754,422	9.67% (3-Month SOFR + 6.00%), 10/11/2029(k)	1,770,387
901,022	9.67% (3-Month SOFR + 6.00%), 10/28/2029(k)	909,221
438,291	9.66% (3-Month SOFR + 6.00%), 12/10/2029(k)	442,279
862,113	9.73% (3-Month SOFR + 6.00%), 12/31/2029(k)	869,958
136,762	9.70% (3-Month SOFR + 6.00%), 3/20/2030(k)	138,006
813,357	9.67% (3-Month SOFR + 6.00%), 4/23/2030(k)	820,759
197,783	9.67% (3-Month SOFR + 6.00%), 4/25/2030(k)	199,583
2,092,798	7.98% (3-Month SOFR + 4.25%), 9/30/2030(k)	2,111,843
1,923,082	7.89% (3-Month SOFR + 4.25%), 11/19/2030(k)	1,940,583
605,373	7.98% (3-Month SOFR + 4.25%), 12/30/2030(k)	610,882
248,864	7.89% (3-Month SOFR + 4.25%), 2/13/2031(k)	251,129
187,700	7.99% (3-Month SOFR + 4.25%), 3/25/2031(k)	189,408
		11,439,484
	Digital Infrastructure – Fiber – 12.2%
15,000,000	Conterra Ultra Broadband SPV II, LLC, 10.17% (3-Month SOFR + 6.50%), 4/8/2028(k)	14,841,000
15,589,470	Glass Routes, LLC, 11.16% (3-Month SOFR + 7.50%), 5/15/2028(i)(k)	15,456,959
4,683,843	Glass Routes, LLC, Unfunded, 2.00%, 5/15/2028(n)	7,026
14,720,000	Mercury Broadband, LLC, 9.69% (3-Month SOFR + 6.00%), 8/6/2030(k)	14,588,992
5,280,000	Mercury Broadband, LLC, Unfunded, 1.50%, 2/6/2027(n)	(46,992)
		44,846,985
	Energy Transition – Battery Storage – 12.2%
9,174,989	NineDot RCF Borrower, LLC, 7.48% (3-Month SOFR + 3.75%), 9/29/2028(k)	9,030,942
825,011	NineDot RCF Borrower, LLC, Unfunded, 1.00%, 9/29/2028(n)	(12,950)
2,072,315	On Energy Storage, Inc., 12.75% (U.S. Prime + 5.75%), 4/22/2027(p)	2,089,929
19,991,774	Revera Borrowerco, LLC, 8.74% (1-Month SOFR + 5.10%), 6/15/2029(k)	19,724,329
8,226	Revera Borrowerco, LLC, Unfunded, 0.50%, 6/15/2029(n)	3
14,588,165	Spearmint Renewable Development Company, LLC, 13.00%, 3/31/2029(i)	14,231,762
1,207,846	Spearmint Renewable Development Company, LLC, Unfunded, 4.00%, 3/31/2029(n)	756
		45,064,771
	Energy Transition – Energy Efficiency – 3.5%
6,000,000	Ameresco, Inc., 9.61% (3-Month SOFR + 5.88%), 6/28/2029(k)	5,923,800
7,000,000	Budderfly SPV I, LLC, 8.23% (3-Month SOFR + 4.50%), 12/20/2028(k)	6,972,000
		12,895,800

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)
Principal Amount		Value
	Energy Transition – Fuel Cells – 2.5%
	IDF 13 Borrower, LLC
$1,064,274	8.65%, 11/25/2032	$1,030,111
7,807,295	8.69%, 11/25/2032	7,556,681
414,581	8.96%, 11/25/2032	401,273
477,914	9.14%, 11/25/2032	462,573
5,235,936	IDF 13 Borrower, LLC, Unfunded, 1.25%, 11/25/2032(n)	(168,074)
		9,282,564
	Energy Transition – Renewable Natural Gas – 3.5%
13,266,310	Sagepoint Energy Landfill Holdco, LLC, 10.50%, 2/29/2032(i)	13,069,322
6,782,461	Sagepoint Energy Landfill Holdco, LLC, Unfunded, 2.00%, 8/13/2027(n)	(105,928)
		12,963,394
	Midstream – Energy Distribution – 5.5%
18,000,000	Energyco II S.A. Facility A Notes, 7.80% (6-Month EURIBOR + 5.25%), 5/27/2032(k)(q)	20,420,704
	Midstream – Floating Production System – 2.1%
7,649,967	Salamanca Infrastructure Finance, LLC, 8.98% (3-Month SOFR + 5.25%), 10/1/2030(i)(k)	7,659,912
	Midstream – Hydrocarbon Production – 3.7%
14,087,049	Tres Energy, LLC, 10.23% (3-Month SOFR + 6.50%), 11/2/2029(k)	13,796,856
	Midstream – Noble Gas Recovery & Recycling – 4.4%
16,436,315	Arencibia, Inc., 9.00%, 7/11/2030	16,176,621
	Power – Conventional Generation – 2.0%
7,071,966	Caithness Brookhaven, LLC, 8.37% (6-Month SOFR + 4.75%), 7/31/2029(k)	7,171,681
	Renewables – Solar – 18.6%
14,032,932	38DN Module Co. 1, LLC, 9.00% (WSJ Prime + 2.00%), 12/26/2026(i)(p)	14,006,270
25,000,000	EG U.S. Devco, LLC, 9.93% (3-Month SOFR + 6.26%), 7/15/2027(k)	24,762,500
15,000,000	Greenalia Power U.S. Advanced II, LLC, 10.40% (3-Month SOFR + 6.76%), 2/15/2027(k)	14,995,500
5,000,000	Greenalia S.A. Topco Uncovered Loan, 15.07% (3-Month SOFR + 11.40%), 10/10/2038(k)	5,095,500
783,371	Hillview Drive Solar, LLC, 8.75% (WSJ Prime + 1.75%), 9/20/2026(k)	783,370
51,579	Hillview Drive Solar, LLC, Unfunded, 9/20/2026(h)(n)	0
8,000,000	Nexamp NTPCO A, Unfunded, 2.50%, 2/28/2028(n)	(133,600)
359,852	Nexamp NTPCO B, 9.23% (3-Month SOFR + 5.50%), 8/28/2032(k)	353,843
1,640,148	Nexamp NTPCO B, Unfunded, 2.50% (3-Month SOFR + 5.50%), 8/28/2032(k)(n)	(27,391)
6,000,000	PSE BorrowerCo, LLC, 8.15% (Daily SOFR + 4.60%), 11/10/2026(k)	6,002,400
Principal Amount		Value
	Renewables – Solar - (continued)
$2,632,903	SRC Construction Borrower 3, LLC, 10.00%, 7/24/2028(i)	$2,599,465
739,281	SRC Construction Borrower 3, LLC, Unfunded, 1.75%, 7/24/2028(n)	(32,480)
		68,405,377
	Renewables – Wind and Transmission – 8.1%
30,000,000	SunZia Upper Co., LLC, 8.73% (1-Month SOFR + 5.00%), 7/7/2026(k)	30,000,000
	Transportation – EV and Other Infrastructure – 4.1%
15,540,125	Highland Electric Fleets, Inc., 12.00%, 11/26/2031(i)(r)	14,915,412
	Transportation – Parking and EV Charging – 0.9%
3,141,162	FlashParking AssetCo SPV, LLC, 8.28% (6-Month SOFR + 4.65%), 9/5/2029(k)	3,134,880
2,914,270	FlashParking AssetCo SPV, LLC, Unfunded, 1.50%, 8/23/2027(n)	(5,829)
		3,129,051
	Total Private Debts	363,994,359
	(Cost $365,106,672)
Number of Shares		Value
Short-Term Investments - 3.5%
12,961,147	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 3.55%	12,961,147
	Total Short-Term Investments	12,961,147
	(Cost $12,961,147)
	Total Investments – 124.1%	457,089,927
	(Cost $459,698,127)
	Liabilities in excess of Other Assets – (24.1)%	(88,779,232)
	Net Assets – 100.0%	$368,310,695

____________

(a)   Restricted Securities.

(b)   Partnership is not designated in units. The Fund owns approximately 4.2% of this Fund.

(c)   Partnership is not designated in units. The Fund owns approximately 4.3% of this Fund.

(d)   Partnership is not designated in units. The Fund owns approximately 1.8% of this Fund.

(e)   Partnership is not designated in units. The Fund owns approximately 1.1% of this Fund.

(f)   Partnership is not designated in units. The Fund owns approximately 4.5% of this Fund.

(g)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,081,353, which represents 0.8% of Net Assets.

(h)   Non-income producing security.

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)

(i)    Payment-in-kind (PIK) security which has paid interest in the form of additional principal amount, at the following rates:

Security	Most Recent Coupon, % Paid In Kind	PIK Coupon Rate	Cash Coupon Rate
38DN Module Co. 1, LLC	0.00%	9.00%	9.00%
EchoStar Corp.	50.00%	6.75%	6.75%
Glass Routes, LLC	35.25%	11.16%	11.16%
Highland Electric Fleets, Inc.	50.00%	12.00%	12.00%
Sagepoint Energy Landfill Holdco, LLC	23.81%	10.50%	9.50%
Salamanca Infrastructure Finance, LLC	0.00%	8.98%	8.20%
Spearmint Renewable Development Company, LLC	53.85%	13.00%	13.00%
SRC Construction Borrower 3, LLC	100.00%	10.00%	10.00%
VCRDX Data Center 1, LLC	100.00%	9.23%	8.73%

(j)    The security is currently paying a fixed rate as presented and set to convert to a variable rate at a later date with the rate determined as [Referenced Rate + Basis-point spread].

(k)   Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

(l)    Security value was determined by using significant unobservable inputs.

(m)  These securities are exempt from registration, under the Securities Act of 1933, may contain certain restrictions on resale, and may have delayed settlement.

(n)   Par amount represents the Fund’s remaining commitment of additional debt upon request by the underlying borrower. The rate presented, if any, represents the commitment fee rate paid by the underlying borrower to the Fund with respect to the par amount of the commitment.

(o)   Entity is a wholly-owned subsidiary that has acquired private debt with the disclosed terms and an underlying borrower in the Data Services Sector.

(p)   The variable rate is subject to a contractual interest rate floor.

(q)   Principal amount shown in Euros; value shown in U.S. Dollars.

(r)    Investment represents Series B Preferred Stock of the company. Principal amount represents the basis upon which the dividend amount is calculated. 50% of dividends may be paid in-kind through 11/26/2029 and will thereafter be paid 100% in cash. The date presented represents the company's last discretionary redemption date.

EURIBOR - Euro Interbank Offered Rate

LLC - Limited Liability Company

LLLP - Limited Liability Limited Partnership

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

UST - 5-Year United States Treasury Rate

WSJ Prime - Wall Street Journal Prime Rate

HARRISON STREET INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (continued)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of June 30, 2026, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
38DN Module Co. 1, LLC	7/24/2025	14,032,932	—	$14,029	$14,006	$—	3.8%
AIGA Climate Fund I LP	7/5/2024	—	4.2%	6,365	6,914	3,765	1.9%
Ameresco, Inc.	9/5/2024	6,000,000	—	5,937	5,924	—	1.6%
Arencibia, Inc.	7/11/2025	16,436,315	—	16,233	16,177	—	4.4%
Budderfly SPV I, LLC	7/31/2024	7,000,000	—	7,002	6,972	—	1.9%
Caithness Brookhaven, LLC	4/3/2024	7,071,966	—	7,038	7,172	—	1.9%
Conterra Ultra Broadband SPV II, LLC	10/31/2024	15,000,000	—	14,838	14,841	—	4.0%
CoreWeave CAC IV, LLC
9.69%	3/20/2025	136,762	—	137	138	—	0.0%
9.67%	4/23/2025	813,357	—	817	821	—	0.2%
9.67%	4/25/2025	197,783	—	199	200	—	0.1%
7.95%	9/29/2025	2,092,798	—	2,102	2,112	—	0.6%
7.90%	11/19/2025	1,923,083	—	1,932	1,941	—	0.5%
7.95%	12/30/2025	605,373	—	608	611	—	0.2%
7.88%	2/13/2026	248,864	—	250	251	—	0.1%
7.97%	3/25/2026	187,700	—	189	189	—	0.1%
9.70%	7/30/2024	470,426	—	473	475	—	0.1%
9.67%	7/30/2024	704,330	—	708	711	—	0.2%
9.67%	10/11/2024	1,754,422	—	1,763	1,770	—	0.5%
9.67%	10/28/2024	901,022	—	906	909	—	0.2%
9.67%	12/10/2024	438,291	—	441	442	—	0.1%
9.67%	12/31/2024	862,113	—	867	870	—	0.2%
DigitalBridge Credit II (Onshore) LP	8/28/2024	—	4.3%	10,847	7,300	8,675	2.0%
EG U.S. Devco, LLC	12/24/2024	25,000,000	—	24,845	24,762	—	6.6%
Energyco II S.A. Facility A Notes	7/22/2025	18,000,000	—	20,890	20,421	—	5.4%
FlashParking AssetCo SPV, LLC	9/30/2024	3,141,162	—	3,141	3,135	—	0.9%
FlashParking AssetCo SPV, LLC, Unfunded	8/6/2025	2,914,270	—	9	(6)	2,914	0.0%
Glass Routes, LLC	5/21/2025	15,589,470	—	15,526	15,457	—	4.2%
Glass Routes, LLC, Unfunded	5/21/2025	4,683,843	—	7	7	4,637	0.0%
Greenalia Power U.S. Advanced II, LLC	9/30/2024	15,000,000	—	15,015	14,996	—	4.1%
Greenalia S.A. Topco Uncovered Loan	4/30/2025	5,000,000	—	4,976	5,096	—	1.4%
Highland Electric Fleets, Inc.	11/26/2025	15,540,125	—	15,222	14,915	—	4.0%
Hillview Drive Solar, LLC	3/27/2025	783,371	—	783	783	—	0.2%
Hillview Drive Solar, LLC, Unfunded	7/30/2025	51,579	—	—	—	52	0.0%
IDF 13 Borrower, LLC
8.65%	6/26/2026	1,064,274	—	1,030	1,030	—	0.3%
8.69%	6/26/2026	7,807,295	—	7,556	7,557	—	2.0%
8.96%	6/26/2026	414,581	—	401	401	—	0.1%
9.14%	6/26/2026	477,914	—	462	463	—	0.1%
IDF 13 Borrower, LLC, Unfunded	11/25/2025	5,235,936	—	(158)	(168)	5,236	0.0%
MECP1 Reno 1, LLC	3/31/2026	8,865,846	—	8,297	8,298	—	2.3%
MECP1 Reno 1, LLC, Unfunded	3/31/2026	11,134,154	—	(694)	(714)	11,134	-0.2%
Mercury Broadband, LLC	11/14/2025	14,720,000	—	14,600	14,589	—	4.0%
Mercury Broadband, LLC, Unfunded	11/14/2025	5,280,000	—	(18)	(47)	5,280	0.0%
Nexamp NTPCO A, Unfunded	8/29/2025	8,000,000	—	(30)	(134)	8,000	0.0%
Nexamp NTPCO B	9/3/2025	359,852	—	357	354	—	0.1%
Nexamp NTPCO B, Unfunded	8/29/2025	1,640,148	—	(10)	(27)	1,640	0.0%
NineDot RCF Borrower, LLC	3/24/2026	9,174,989		9,040	9,031	—	2.5%
NineDot RCF Borrower, LLC, Unfunded	3/24/2026	825,011		(12)	(13)	825	0.0%

Harrison Street INFRASTRUCTURE INCOME FUND Schedule of Investments June 30, 2026 (Unaudited) (concluded)
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
Nuveen Energy & Power Infrastructure	12/1/2025	—	1.8%	$7,198	$7,298	$12,802	2.0%
On Energy Storage, Inc.	7/21/2025	2,072,315	—	2,096	2,090	—	0.6%
Post Road Special Opportunity Fund III	7/14/2025	—	1.1%	4,334	5,602	880	1.5%
PSE BorrowerCo, LLC	9/4/2024	6,000,000	—	5,996	6,002	—	1.6%
QIC Infrastructure Debt Fund II	4/25/2025	—	4.5%	10,335	10,111	9,963	2.7%
Revera Borrowerco, LLC	6/4/2026	19,991,774	—	19,724	19,724	—	5.4%
Revera Borrowerco, LLC, Unfunded	6/4/2026	8,226	—	—	—	8	0.0%
Sagepoint Energy Landfill Holdco, LLC	6/23/2026	13,266,310	—	13,069	13,069	—	3.5%
Sagepoint Energy Landfill Holdco, LLC, Unfunded	6/23/2026	6,782,461	—	(106)	(106)	6,789	0.0%
Salamanca Infrastructure Finance, LLC	10/1/2024	7,649,967	—	7,641	7,660	—	2.1%
Spearmint Renewable Development Company, LLC	6/4/2026	14,588,165	—	14,232	14,232	—	3.9%
Spearmint Renewable Development Company, LLC, Unfunded	6/4/2026	1,207,846	—	1	1	1,178	0.0%
SRC Construction Borrower 3, LLC	10/18/2024	2,632,903	—	2,600	2,599	—	0.7%
SRC Construction Borrower 3, LLC, Unfunded	10/18/2024	739,281	—	(29)	(32)	762	0.0%
Steamboat Property Owner, LLC	3/30/2026	10,383,769		9,802	9,803	—	2.7%
Steamboat Property Owner, LLC, Unfunded	3/30/2026	9,616,231		(506)	(538)	9,616	-0.1%
SunZia Upper Co., LLC	4/4/2024	30,000,000	—	30,000	30,000	—	8.1%
Tres Energy, LLC	3/31/2025	14,087,049	—	13,823	13,797	—	3.7%
VCRDX Data Center 1, LLC	1/31/2025	19,092,767	—	19,103	19,106	—	5.2%
VDC OH11 Holdco, LLC	6/18/2025	10,000,000	—	9,957	9,870	—	2.7%
				$404,186	$401,220	$94,156	108.9%

(a)  The securities include Investment Funds and private debt investments. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of infrastructure.

(b)  Initial acquisition date as shares are purchased at various dates.

(c)  Unfunded Commitments to Investment Funds approximate their fair values.